Employee deferred compensation	12 Months Ended
Dec. 31, 2022
Employee deferred compensation
30 Employee deferred compensation
Payment of deferred compensation to employees is determined by the nature of the business, role, location and performance of the employee. Unless there is a contractual obligation, granting deferred compensation is solely at the discretion of the Compensation Committee and senior management. Replacement awards granted as part of a contractual obligation are typically used to compensate new senior employees for forfeited awards from previous employers upon joining the Group. It is the Group’s policy not to make multi-year guarantees. The Group fully covered its share delivery obligations through market purchases in 2022, 2021 and 2020.
Compensation expense recognized in the consolidated statement of operations for share-based and other awards that were granted as deferred compensation is recognized in accordance with the specific terms and conditions of each respective award and is primarily recognized over the future requisite service and vesting period, which is determined by the plan, retirement eligibility of employees and certain other terms. All deferred compensation plans are subject to restrictive covenants, which generally include non-compete and non-solicit provisions. Compensation expense for share-based and other awards that were granted as deferred compensation also includes the current estimated outcome of applicable performance criteria, estimated future forfeitures and mark-to-market adjustments for certain cash awards that are still outstanding.
Deferred compensation expense
The following tables show the compensation expense for deferred compensation awards granted in 2022 and prior years that was recognized in the consolidated statements of operations during 2022, 2021 and 2020, the total shares delivered, the estimated unrecognized compensation expense for deferred compensation awards granted in 2022 and prior years outstanding as of December 31, 2022 and the remaining requisite service period over which the estimated unrecognized compensation expense will be recognized. The recognition of compensation expense for the deferred compensation awards granted in February 2023 began in 2023 and thus had no impact on the 2022 consolidated financial statements.
Deferred compensation expense
in	2022		2021	2020
Deferred compensation expense (CHF million)
Share awards	307		482	573
Performance share awards	(3)	[1]	290	448
Strategic Delivery Plan	248		–	–
Contingent Capital Awards	(3)		202	255
Cash awards	637		350	398
Retention awards	174		123	43
Total deferred compensation expense	1,360		1,447	1,717

Total shares delivered (million)
Total shares delivered	60.3		58.5	50.7
1 Included downward adjustment applied to outstanding performance share awards.
The estimated unrecognized compensation expense was based on the fair value of each award on the grant date and included the current estimated outcome of relevant performance criteria and estimated future forfeitures but no estimate for future mark-to-market adjustments.
Estimated unrecognized deferred compensation
end of	2022
Estimated unrecognized compensation expense (CHF million)
Share awards	203
Performance share awards	52
Strategic Delivery Plan	254
Contingent Capital Awards	55
Cash awards	586
Retention awards	343
Total	1,493

Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.3
Does not include the estimated unrecognized compensation expense relating to grants made in 2023 for 2022.
Share awards
Deferred compensation awards are awarded to employees with total compensation of CHF/USD 250,000 or the local currency equivalent or higher. Each share award granted entitles the holder of the award to receive one Group share, subject to service conditions. Share awards vest over three years with one third of the share awards vesting on each of the three anniversaries of the grant date (ratable vesting), with the exception of awards granted to individuals classified as material risk takers (MRTs), risk manager MRTs or senior managers or equivalents under the requirements of EU Capital Requirements Directive V and UK Investment Firms Prudential Regime. Share awards granted to MRTs vest over four years with one quarter of the award vesting on each of the four anniversaries of the grant date. Share awards granted to risk manager MRTs vest over five years with one fifth of the award vesting on each of the five anniversaries of the grant date. Share awards granted to senior managers vest over seven years, with one fifth of the award vesting on each of the third to seventh anniversaries of the grant date. Share awards are expensed over the service period of the awards. The value of the share awards is solely dependent on the Group share price at the time of delivery.
The Group’s share awards include other awards, such as blocked shares and special awards, which may be granted to new employees. Other share awards entitle the holder to receive one Group share and are generally subject to continued employment with the Group, contain restrictive covenants and cancellation provisions and generally vest between zero and five years.
In order to comply with the requirements of EU Capital Requirements Directive V and UK Investment Firms Prudential Regime and other applicable remuneration regulations, employees who hold key roles in respect of certain Group subsidiaries receive shares that are subject to transfer restrictions for 50% of the amount that would have been paid to them in cash. These shares are vested at the time of grant but remain blocked, that is, subject to transfer restrictions, for either six months or one year from the date of grant, depending on the location.
Share award activities
	2022			2021		2020
	Number of share awards in million		Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF
Share awards
Balance at beginning of period	143.8		11.27	126.3	11.86	110.5	13.46
Granted	79.8	[1]	6.07	86.4	11.17	69.1	10.61
Settled	(61.1)		11.20	(53.3)	12.44	(47.9)	13.76
Forfeited	(15.1)		10.32	(15.6)	11.52	(5.4)	11.72
Balance at end of period	147.4		8.58	143.8	11.27	126.3	11.86
of which vested	25.9		–	13.1	–	13.5	–
of which unvested	121.5		–	130.7	–	112.8	–
1
Included an adjustment for share awards granted in the fourth quarter of 2022 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on November 28, 2022. The number of deferred share-based awards held by each individual was increased by 5.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional shares granted.

Performance share awards
Performance share awards will no longer be used as a form of deferred compensation award for the 2022 performance year and onwards. In prior years, managing directors and all material risk takers and controllers (employees whose activities are considered to have a potentially material impact on the Group’s risk profile) received a portion of their deferred variable compensation in the form of performance share awards. Performance share awards are similar to share awards, except that the full balance of outstanding performance share awards, are subject to performance-based malus provisions.
Outstanding performance share awards granted for prior years are subject to a downward adjustment in the event of a divisional loss by the division in which the employees worked as of December 31, 2022, or a negative ROE of the Group, whichever results in a larger adjustment. For employees in corporate functions and the Asset Resolution Unit, the downward adjustment only applies in the event of a negative ROE of the Group and is not linked to the performance of the divisions. The basis for the ROE calculation may vary from year to year, depending on the Compensation Committee’s determination for the year in which the performance shares are granted. A downward adjustment has been applied to outstanding performance share awards, reflecting the negative Group ROE and full year divisional loss in the Investment Bank for 2022.
Performance share awards granted for previous years
For compensation year	2022	2021	2020
Performance shares awarded (million)	0.0	19.4	37.8
Value of performance shares awarded (CHF million)	0	161	493
Fair value of each performance share awarded (CHF) [1]	0.00	8.61	12.59
1 Based on the Group’s share price on the grant date.
Performance share award activities
	2022				2021		2020
	Number of performance share awards in million		Weighted- average grant-date fair value in CHF		Number of performance share awards in million	Weighted- average grant-date fair value in CHF	Number of performance share awards in million	Weighted- average grant-date fair value in CHF
Performance share awards
Balance at beginning of period	77.2		11.66		91.7	11.66	72.4	13.38
Granted	3.5	[1,2]	(10.66)	[2]	28.5	12.70	50.9	10.63
Settled	(31.0)		11.70		(34.5)	12.50	(29.0)	14.13
Forfeited	(5.1)		10.96		(8.5)	11.78	(2.6)	11.62
Balance at end of period	44.6		9.94		77.2	11.66	91.7	11.66
of which vested	14.2		–		11.2	–	10.4	–
of which unvested	30.4		–		66.0	–	81.3	–
1
Included an adjustment for performance share awards granted in the fourth quarter of 2022 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on November 28, 2022. The number of deferred share-based awards held by each individual was increased by 5.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional performance shares granted.

2 Included downward adjustment applied to outstanding performance share awards.
Strategic Delivery Plan
The Strategic Delivery Plan (SDP) was a one-time share-based award granted in February 2022 to most managing directors and directors to incentivize the longer-term delivery of the Group’s strategic plan. SDP awards are subject to service conditions and performance-based metrics over the course of 2022-2024. SDP awards are scheduled to vest on the third anniversary of the grant date, with the exception of awards granted to individuals classified as MRTs, risk manager MRTs or senior managers or equivalents under the requirements of EU Capital Requirements Directive V and UK Investment Firms Prudential Regime. SDP awards granted to MRTs vest in equal annual installments over two years, commencing on the third anniversary from the grant date. SDP awards granted to risk manager MRTs vest in equal annual installments over three years, while SDP awards granted to senior managers vest in equal annual installments over five years, both commencing on the third anniversary from the grant date. Prior to settlement, the principal amount of the SDP awards will be written down to zero and forfeited if any of the following triggering events exist at the end of 2022, 2023 or 2024:
■ The Group’s reported common equity tier 1 (CET1) capital ratio below the FINMA-prescribed minimum + 50 basis points; or
■ The Group’s reported CET1 leverage ratio falls below 3.7%.
In addition, the Compensation Committee will review and assess the overall success of the delivery of the strategic plan at a Group level over the three-year period (2022-2024) and may increase the SDP awards up to a maximum of 50% of the initial award amount. Half of the potential uplift would be granted if a pre-determined average Group return on tangible equity threshold is achieved, measured over 2023 and 2024. The other half of the uplift may be awarded based on the Compensation Committee’s assessment of risk management and other strategic non-financial achievements.
Strategic Delivery Plan activities
	2022
	Number of Strategic Delivery Plan awards in million		Weighted- average grant-date fair value in CHF
Share Delivery Plan
Balance at beginning of period	–		–
Granted	65.9	[1]	8.11
Settled	0.0		0.00
Forfeited	(4.0)		8.40
Balance at end of period	61.9		8.09
of which vested	7.0		–
of which unvested	54.9		–
1
Included an adjustment for Strategic Delivery Plan awards granted in the fourth quarter of 2022 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on November 28, 2022. The number of deferred share-based awards held by each individual was increased by 5.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional Strategic Delivery Plan shares granted.

Contingent Capital Awards
Contingent Capital Awards (CCA) will no longer be used as a form of deferred compensation award for the 2022 performance year and onwards. The Group granted CCA of CHF 75 million and CHF 253 million in 2022 and 2021, respectively, to managing directors and directors as part of the 2021 and 2020 deferred variable compensation and have rights and risks similar to those of certain contingent capital instruments issued by the Group in the market. CCA are scheduled to vest on the third anniversary of the grant date, other than those granted to individuals classified as MRTs, risk manager MRTs or senior managers or equivalents under the requirements of EU Capital Requirements Directive V and UK Investment Firms Prudential Regime. CCA granted to MRTs, risk manager MRTs and senior managers vest on the fourth, fifth and seventh anniversaries of the grant date, respectively. CCA awards will be expensed over the vesting period. CCA generally provide a conditional right to receive semi-annual cash payments of interest equivalents until settled, with rates being dependent upon the vesting period and currency of denomination. CCA granted in 2022 and 2021 that vest four, five or seven years from the date of grant are not eligible for semi-annual cash payments of interest equivalents. CCA granted to certain regulated employees that vest over three years are not eligible for semi-annual cash payments of interest equivalents.
■ CCA granted in 2022 and 2021 that are denominated in US dollars and vest three years from the date of grant receive interest equivalents at a rate of 4.18% and 3.60% respectively, per annum plus the daily compounded (spread exclusive) US dollar Secured Overnight Financing Rate (SOFR); and
■ CCA granted in 2022 and 2021 that are denominated in Swiss francs and vest three years from the date of grant receive interest equivalents at a rate of 3.44% and 3.06% respectively, per annum plus the daily compounded (spread exclusive) Swiss franc Swiss Average Rate Overnight (SARON).
The rates were set in line with market conditions at the time of grant and existing high-trigger and low-trigger contingent capital instruments that the Group has issued.
At settlement, employees will receive either a contingent capital instrument or a cash payment based on the fair value of the CCA. The fair value will be determined by the Group. In the case of a cash settlement, the CCA award will be converted into the local currency of each respective employee.
CCA have loss-absorbing features such that prior to settlement, the principal amount of the CCA would be written down to zero and forfeited if any of the following trigger events were to occur:
■ the Group’s reported common equity tier 1 (CET1) ratio falls below 7%; or
■ FINMA determines that cancellation of the CCA and other similar contingent capital instruments is necessary, or that the Group requires public sector capital support, in either case to prevent it from becoming insolvent or otherwise failing.
Cash awards
Cash awards include certain special awards as well as voluntary deferred compensation plans and employee investment plans. For certain special awards, compensation expense was primarily driven by their vesting schedule; for other cash awards, compensation expense was driven by mark to market and performance adjustments, as the majority of the awards are fully vested.
Deferred fixed cash awards
The Group granted deferred fixed cash compensation during 2022, 2021 and 2020 of CHF 294 million, CHF 259 million and CHF 120 million, respectively, in the Investment Bank, Wealth Management and Asset Management divisions. This compensation has been expensed over a three-year vesting period from the grant date. Amortization of this compensation in 2022 totaled CHF 214 million, of which CHF 125 million was related to awards granted in 2022.
Upfront cash awards
The Group granted upfront cash awards (UCA) of CHF 799 million and CHF 59 million in 2022 and 2021, respectively. These awards are subject to repayment (clawback) by the employee in the event of voluntary resignation, termination for cause or in connection with other specified events or conditions within three years of the award grant. The amount subject to repayment is reduced in equal monthly installments during the three-year period following the grant date. The expense recognition will occur over the three-year vesting period, subject to service conditions. Amortization of this compensation in 2022 totaled CHF 387 million, of which CHF 355 million was related to awards granted in 2022.
Retention awards
The Group granted deferred cash and share retention awards during 2022 of CHF 367 million, mainly in the Investment Bank division. During 2021 and 2020, the Group granted deferred cash and share retention awards of CHF 395 million and CHF 40 million, respectively. These awards are expensed over the applicable vesting period from the grant date. Amortization of these awards in 2022 totaled CHF 174 million, of which CHF 69 million was related to awards granted in 2022.
Awards granted for the compensation year 2022
Share awards
On February 10, 2023, the Group granted 102.8 million share awards with a total value of CHF 288 million. The estimated unrecognized compensation expense of CHF 262 million was determined based on the fair value of the awards on the grant date, includes the current estimated future forfeitures and will be recognized over the vesting period, subject to early retirement rules. The majority of share awards granted include the right to receive dividend equivalents on vested shares.
The number of share awards granted to employees was generally determined by dividing the deferred component of variable compensation being granted as share awards by the average price of a Group share over the ten consecutive trading days which ended on February 23, 2023. The fair value of each share award was CHF 2.87, the Group share price on the grant date.
Share awards granted for previous years
For compensation year	2022	2021	2020
Shares awarded (million)	102.8	27.7	44.6
Value of shares awarded (CHF million)	288	216	592
Fair value of each share awarded (CHF) [1]	2.87	8.61	12.59
1 Based on the Group’s share price on the grant date.
On February 10, 2023, the Group granted 6.1 million blocked shares with a total value of CHF 16 million that vested immediately upon grant, have no future service requirements and were attributed to services performed in 2022.
Blocked share awards granted for previous years
For compensation year	2022	2021	2020
Blocked shares awarded (million)	6.1	5.0	2.6
Value of shares awarded (CHF million)	16	41	35
Upfront cash awards
In February 2023, certain managing directors and directors were granted CHF 344 million of UCA as part of their 2022 variable compensation.
Awards granted in 2023
Transformation Awards
In February 2023, the Group granted Transformation Awards, with a total award value of CHF 350 million, to employees identified as being critical to the delivery of the transformation strategy. Of the total award value, CHF 70 million relates to the Executive Board and is subject to approval at the AGM 2023.
For employees other than the Executive Board, the Transformation Award was granted in the form of both a deferred cash award and a deferred share award subject to performance conditions. For Executive Board members, the Transformation Award, subject to shareholder approval, was granted as 100% in the form of a deferred shares.
Transformation Awards are expensed over the service period of the award.
Transformation cash awards vest over two years with one half of the cash awards vesting on each of first and second anniversaries of the grant date (ratable vesting), with the exception of awards granted to individuals classified as MRTs, risk manager MRTs or senior managers or equivalents under the requirements of EU Capital Requirements Directive V and UK Investment Firms Prudential Regime. Transformation Awards granted to MRTs vest over four years with one quarter of the award vesting on each of the four anniversaries of the grant date. Transformation Awards granted to risk manager MRTs vest over five years with one fifth of the award vesting on each of the five anniversaries of the grant date. Transformation Awards granted to senior managers vest over seven years, with one fifth of the award vesting on each of the third to seventh anniversaries of the grant date.
Transformation share-based awards are scheduled to vest if the share price is at CHF 3.82 or higher on December 31, 2025, subject to a cap of three times the initial award grant value. This is applied after taking into account the performance targets, the reported return on tangible equity and cost base for the Group.
Other awards
In the first quarter of 2023, the Group granted additional compensation awards to certain employees. Share-based awards of CHF 38 million and deferred fixed cash compensation of CHF 30 million were granted to key employees. These awards will be expensed over a three-year vesting period from the grant date. In addition, Supplemental Cash Allowance Awards of CHF 114 million were granted to certain employees and will be expensed over a nine-month vesting period from the grant date.

Bank
Employee deferred compensation
29 Employee deferred compensation
Deferred compensation expense
The following tables show the compensation expense for deferred compensation awards granted in 2022 and prior years that was recognized in the consolidated statements of operations during 2022, 2021 and 2020, the total shares delivered, the estimated unrecognized compensation expense for deferred compensation awards granted in 2022 and prior years outstanding as of December 31, 2022 and the remaining requisite service period over which the estimated unrecognized compensation expense will be recognized. The recognition of compensation expense for the deferred compensation awards granted in February 2023 began in 2023 and thus had no impact on the 2022 consolidated financial statements.
> Refer to “Note 30 – Employee deferred compensation” in VI – Consolidated financial statements – Credit Suisse Group for further information on our various awards programs.
Deferred compensation expense
in	2022		2021	2020
Deferred compensation expense (CHF million)
Share awards	293		466	555
Performance share awards	1	[1]	281	427
Strategic Delivery Plan	235		–	–
Contingent Capital Awards	(4)		194	245
Cash awards	623		370	378
Retention awards	170		123	43
Total deferred compensation expense	1,318		1,434	1,648

Total shares delivered (million)
Total shares delivered	56.7		55.7	48.3
1 Included downward adjustment applied to outstanding performance share awards.
Estimated unrecognized deferred compensation
end of	2022
Estimated unrecognized compensation expense (CHF million)
Share awards	194
Performance share awards	50
Strategic Delivery Plan	241
Contingent Capital Awards	53
Cash awards	564
Retention awards	338
Total	1,440

Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.3
Does not include the estimated unrecognized compensation expense relating to grants made in 2023 for 2022.
Share awards
Share award activities
	2022			2021		2020
	Number of share awards in million		Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF
Share awards
Balance at beginning of period	135.3		11.22	115.2	11.82	101.9	13.45
Granted	76.1	[1]	6.21	85.7	11.19	64.0	10.65
Settled	(57.8)		11.26	(50.1)	12.44	(45.1)	13.83
Forfeited	(13.8)		10.13	(15.5)	11.52	(5.6)	11.74
Balance at end of period	139.8		8.59	135.3	11.22	115.2	11.82
of which vested	24.1		–	11.8	–	12.0	–
of which unvested	115.7		–	123.5	–	103.2	–
1
Included an adjustment for share awards granted in the fourth quarter of 2022 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on November 28, 2022. The number of deferred share-based awards held by each individual was increased by 5.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional shares granted.

Performance share awards
Performance share awards will no longer be used as a form of deferred compensation award for the 2022 performance year and onwards.
Performance share awards granted for previous years
For compensation year	2022	2021	2020
Performance shares awarded (million)	0.0	18.5	36.6
Value of performance shares awarded (CHF million)	0	154	478
Performance share award activities
	2022				2021		2020
	Number of performance share awards in million		Weighted- average grant-date fair value in CHF		Number of performance share awards in million	Weighted- average grant-date fair value in CHF	Number of performance share awards in million	Weighted- average grant-date fair value in CHF
Performance share awards
Balance at beginning of period	73.8		11.67		88.0	11.67	69.7	13.37
Granted	2.9	[1,2]	(14.47)	[2]	27.4	12.71	48.8	10.63
Settled	(29.7)		11.70		(33.2)	12.50	(28.0)	14.12
Forfeited	(4.9)		11.00		(8.4)	11.78	(2.5)	11.64
Balance at end of period	42.1		9.93		73.8	11.67	88.0	11.67
of which vested	13.5		–		10.4	–	9.6	–
of which unvested	28.6		–		63.4	–	78.4	–
1
Included an adjustment for performance share awards granted in the fourth quarter of 2022 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on November 28, 2022. The number of deferred share-based awards held by each individual was increased by 5.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional performance shares granted.

2 Included downward adjustment applied to outstanding performance share awards.
Strategic Delivery Plan
Strategic Delivery Plan activities
	2022
	Number of Strategic Delivery Plan awards in million		Weighted- average grant-date fair value in CHF
Share Delivery Plan
Balance at beginning of period	–		–
Granted	62.6	[1]	8.12
Settled	0.0		0.00
Forfeited	(3.8)		8.42
Balance at end of period	58.8		8.10
of which vested	6.8		–
of which unvested	52.0		–
1
Included an adjustment for Strategic Delivery Plan awards granted in the fourth quarter of 2022 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on November 28, 2022. The number of deferred share-based awards held by each individual was increased by 5.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional Strategic Delivery Plan shares granted.

Contingent Capital Awards
Contingent Capital Awards (CCA) will no longer be used as a form of deferred compensation award for the 2022 performance year and onwards. The Bank granted CCA of CHF 71 million and CHF 245 million in 2022 and 2021, respectively.
Cash awards
Deferred fixed cash awards
The Bank granted deferred fixed cash compensation during 2022, 2021 and 2020 of CHF 294 million, CHF 259 million and CHF 120 million, respectively, in the Investment Bank, Wealth Management and Asset Management divisions. This compensation has been expensed over a three-year vesting period from the grant date. Amortization of this compensation in 2022 totaled CHF 214 million, of which CHF 125 million was related to awards granted in 2022.
Upfront cash awards
The Bank granted upfront cash awards (UCA) of CHF 797 million and CHF 59 million in 2022 and 2021, respectively. These awards are subject to repayment (clawback) by the employee in the event of voluntary resignation, termination for cause or in connection with other specified events or conditions within three years of the award grant. The amount subject to repayment is reduced in equal monthly installments during the three-year period following the grant date. The expense recognition will occur over the three-year vesting period, subject to service conditions. Amortization of this compensation in 2022 totaled CHF 372 million, of which CHF 339 million was related to awards granted in 2022.
Retention awards
The Bank granted deferred cash and share retention awards during 2022 of CHF 355 million, mainly in the Investment Bank division. During 2021 and 2020, the Bank granted deferred cash and share retention awards of CHF 395 million and CHF 40 million, respectively. These awards are expensed over the applicable vesting period from the grant date. Amortization of these awards in 2022 totaled CHF 170 million, of which CHF 65 million was related to awards granted in 2022.
Awards granted for the compensation year 2022
Share awards
On February 10, 2023, the Bank granted 95.3 million share awards with a total value of CHF 267 million. The estimated unrecognized compensation expense of CHF 243 million was determined based on the fair value of the awards on the grant date, includes the current estimated future forfeitures and will be recognized over the vesting period, subject to early retirement rules.
Share awards granted for previous years
For compensation year	2022	2021	2020
Shares awarded (million)	95.3	26.9	43.5
Value of shares awarded (CHF million)	267	210	576
On February 10, 2023, the Bank granted 5.2 million blocked shares with a total value of CHF 14 million that vested immediately upon grant, have no future service requirements and were attributed to services performed in 2022.
Blocked share awards granted for previous years
For compensation year	2022	2021	2020
Blocked shares awarded (million)	5.2	4.6	2.3
Value of shares awarded (CHF million)	14	38	31
Upfront cash awards
In February 2023, certain managing directors and directors were granted CHF 321 million of UCA as part of their 2022 variable compensation.
Awards granted in 2023
Transformation Awards
In February 2023, the Bank granted Transformation Awards, with a total award value of CHF 260 million, to employees identified as being critical to the delivery of the transformation strategy.
For employees other than the Executive Board, the Transformation Award was granted in the form of both a deferred cash award and a deferred share award subject to performance conditions.
Other awards
In the first quarter of 2023, the Bank granted additional compensation awards to certain employees. Share-based awards of CHF 38 million and deferred fixed cash compensation of CHF 30 million were granted to key employees. These awards will be expensed over a three-year vesting period from the grant date. In addition, Supplemental Cash Allowance Awards of CHF 114 million were granted to certain employees and will be expensed over a nine-month vesting period from the grant date.